Employee retirement benefits and severance payment allowance (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory Hong Kong retirement plan	$ 758	$ 225	$ 239
Mandatory severance pay allowance		$ 743	$ 841